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                            MFS INVESTMENT MANAGEMENT

              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741

                                 (617) 954-5000



                                        March 1, 2005



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Series Trust IX (the "Trust") (File Nos. 2-50409 and 811-2464) on Behalf of MFS(R) Inflation-Adjusted Bond Fund (the "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 55 to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 25, 2005.

     Please call the undersigned at (617) 954-5822 or Laura Nest at (617) 954-7207 with any questions you may have.

                                        Very truly yours,




                                        CHRISTOPHER R. BOHANE
                                        Christopher R. Bohane
                                        Counsel

CRB/bjn